February 22, 2018

THE DREYFUS/LAUREL FUNDS TRUST
-DREYFUS HIGH YIELD FUND

Supplement to Current Summary and Statutory Prospectus

The following information supersedes and replaces the information contained in "Portfolio Management" in the fund's summary prospectus and "Fund Summary – Portfolio Management" in the fund's statutory prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).

Chris Barris, Kevin Cronk, CFA, and Leland Hart are the fund's primary portfolio managers, positions they have held since October 2010, September 2012 and February 2018, respectively.  Mr. Barris is Global Head of High Yield and Deputy Chief Investment Officer at Alcentra NY, LLC (Alcentra), an affiliate of Dreyfus.  Mr. Cronk is a Managing Director and Head of U.S. Credit at Alcentra. Mr. Hart is a Managing Director and Head of U.S. Loans and High Yield at Alcentra.  Messrs. Barris, Cronk and Hart also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the fund's statutory prospectus:

Chris Barris, Kevin Cronk, CFA, and Leland Hart are the fund's primary portfolio managers, positions they have held since October 2010, September 2012 and February 2018, respectively.  Messrs. Barris, Cronk and Hart are jointly and primarily responsible for managing the fund's portfolio.  Mr. Barris has been a portfolio manager of the fund and employed by Dreyfus since July 2007. Mr. Barris is Global Head of High Yield and Deputy Chief Investment Officer at Alcentra, which he joined in January 2013. Mr. Cronk has been a portfolio manager of the fund and employed by Dreyfus since July 2012. Mr. Cronk is a Managing Director and Head of U.S. Credit at Alcentra, which he joined in January 2013. Mr. Hart has been a portfolio manager of the fund and employed by Dreyfus since February 2018.  Mr. Hart is a Managing Director and Head of U.S. Loans and High Yield at Alcentra, which he joined in January 2018.  Prior to joining Alcentra, he was a managing director for BlackRock Asset Management, where he was employed since 2009.  Messrs. Barris, Cronk and Hart manage the fund in their capacity as employees of Dreyfus.

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February 22, 2018

THE DREYFUS/LAUREL FUNDS TRUST
-Dreyfus International Bond Fund

Supplement to Current Summary and Statutory Prospectus

The following information supersedes and replaces the information contained in "Portfolio Management" in the fund's summary prospectus and "Fund Summary – Portfolio Management" in the fund's statutory prospectuses:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).

David Leduc, CFA, Brendan Murphy, CFA and Scott Zaleski are the fund's primary portfolio managers, positions they have held since February 2010, May 2011 and February 2018, respectively. Mr. Leduc is Active Fixed Income Chief Investment Officer at BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA), an affiliate of Dreyfus.  Mr. Murphy is Head of Global and Multi-Sector Fixed Income at BNY Mellon AMNA.  Mr. Zaleski is a senior portfolio manager at BNY Mellon AMNA.  Messrs. Leduc, Murphy and Zaleski also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the fund's statutory prospectuses:

David Leduc, CFA, Brendan Murphy, CFA and Scott Zaleski are the fund's primary portfolio managers, positions they have held since February 2010, May 2011 and February 2018, respectively.  Messrs. Leduc, Murphy and Zaleski are employees of Dreyfus and BNY Mellon AMNA and are jointly and primarily responsible for managing the fund's portfolio.  BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, effective January 31, 2018.  Mr. Leduc is Active Fixed Income Chief Investment Officer at BNY Mellon AMNA and is responsible for overseeing fixed income investment management activities of BNY Mellon AMNA.  Prior to that role, he was Chief Executive Officer and Chief Investment Officer at Standish Mellon Asset Management Company LLC, a predecessor company of BNY Mellon AMNA, since August 2015 and October 2010, respectively.  He joined BNY Mellon AMNA or a predecessor company in 1995 and has been employed by Dreyfus since 2005.  Mr. Murphy is Head of Global and Multi-Sector Fixed Income at BNY Mellon AMNA.  He joined BNY Mellon AMNA or a predecessor company in 2005 and has been employed Dreyfus since 2009.  Mr. Zaleski is a senior portfolio manager at BNY Mellon AMNA and joined BNY Mellon AMNA or a predecessor company in June 2014.  Previously, he was a senior portfolio manager at Flatley Company from May 2010 to June 2014.  He has also been employed by Dreyfus since February 2018.  Messrs. Leduc, Murphy and Zaleski manage the fund in their capacity as employees of Dreyfus.

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